RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) [Line Items]
Salaries	$ 408,724	$ 435,865
Direct input	443,946	330,801
Utility	1,031	1,322
Depreciation	10,696	11,962
Other	5,560	1,825
Total	$ 869,957	$ 781,775